Operating segment and geographic data - Income and expense by segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating segment and geographic data
Revenues	$ 35,481	$ 39,830	$ 41,848
Operational EBITA:	4,169	4,475	5,147
Acquisition-related amortization	(310)	(380)	(390)
Restructuring and restructuring-related expenses including implementation costs	(674)	(235)	(252)
Gains and losses on sale of businesses, acquisition-related expenses and certain non-operational items	(120)	482	(181)
Foreign exchange/commodity timing differences in income from operations, unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	67	(223)	60
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(68)	(42)	14
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	(15)	101	(11)
Income from operations	3,049	4,178	4,387
Interest and dividend income	77	80	69
Interest and other finance expense	(286)	(362)	(390)
Income from continuing operations before taxes	2,840	3,896	4,066
Discrete Automation and Motion
Operating segment and geographic data
Revenues	8,492	9,296	8,909
Low Voltage Products
Operating segment and geographic data
Revenues	6,210	7,117	7,338
Process Automation
Operating segment and geographic data
Revenues	6,235	7,745	8,287
Power Products
Operating segment and geographic data
Revenues	8,352	8,782	9,096
Power Systems
Operating segment and geographic data
Revenues	6,132	6,686	8,025
Corporate and Other
Operating segment and geographic data
Revenues	60	204	193
Corporate and Other and Intersegment elimination
Operating segment and geographic data
Operational EBITA:	(405)	(536)	(523)
Intersegment elimination
Operating segment and geographic data
Revenues	(3,978)	(4,941)	(5,476)
Intersegment elimination | Discrete Automation and Motion
Operating segment and geographic data
Revenues	635	846	1,006
Intersegment elimination | Low Voltage Products
Operating segment and geographic data
Revenues	337	415	391
Intersegment elimination | Process Automation
Operating segment and geographic data
Revenues	139	203	210
Intersegment elimination | Power Products
Operating segment and geographic data
Revenues	1,198	1,551	1,936
Intersegment elimination | Power Systems
Operating segment and geographic data
Revenues	210	334	350
Intersegment elimination | Corporate and Other
Operating segment and geographic data
Revenues	1,459	1,592	1,583
Operating | Discrete Automation and Motion
Operating segment and geographic data
Revenues	9,127	10,142	9,915
Operational EBITA:	1,271	1,589	1,622
Operating | Low Voltage Products
Operating segment and geographic data
Revenues	6,547	7,532	7,729
Operational EBITA:	1,096	1,241	1,265
Operating | Process Automation
Operating segment and geographic data
Revenues	6,374	7,948	8,497
Operational EBITA:	755	958	1,022
Operating | Power Products
Operating segment and geographic data
Revenues	9,550	10,333	11,032
Operational EBITA:	1,178	1,319	1,435
Operating | Power Systems
Operating segment and geographic data
Revenues	6,342	7,020	8,375
Operational EBITA:	274	(96)	326
Operating | Corporate and Other
Operating segment and geographic data
Revenues	$ 1,519	$ 1,796	$ 1,776